Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Provisions [line items]
Balance, beginning of year		$ 115.7	$ 172.6
Net liabilities added	[1]	2.0	2.0
Acquisition		0.0	0.4
Increase due to changes in estimates		7.0	20.3
Liabilities settled		(28.8)	(23.9)
Transfers to liabilities for assets held for sale		(0.9)	(72.2)
Accretion charges		12.2	16.5
Balance, end of year		107.2	115.7
Current portion		8.9	19.7
Non-current portion		$ 98.3	$ 96.0

[1]	Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.